Earnings / (Loss) Per Share (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Sep. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018
Earnings/(losses) Per Share [Abstract]
Dilutive shares (in shares)		0		0	0
Net income		$ 276,442	$ (247,858)	$ 878,644	$ 980,938
Comprehensive income		276,442	$ (247,858)	878,644	980,938
Less: Accrued dividends on Series A Preferred Shares		(992,745)		(29,250)	(1,646,775)
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders		$ (716,303)		$ 849,394	$ (665,837)
Weighted average number of common shares outstanding, basic and diluted (in shares)		2,400,000		2,400,000	2,400,000
Earnings/ (Loss) per common share, basic and diluted (in dollars per share)		$ (0.30)	$ (0.26)	$ 0.35	$ (0.28)
Common Shares [Member]
Earnings/(losses) Per Share [Abstract]
Number of shares issued in share exchange transaction (in shares)	2,400,000			2,400,000